NuVim, Inc.

                                                              December 13, 2006

H. Christopher Owings, Assistant Director
Securities and Exchange Commission
Mail Stop 3561
100 F Street NE
Washington, DC 20002

     Re: NuVim, Inc Registration Statement on Form SB-2, File No. 333-138129

Dear Mr. Owings,

This letter is in reply to yours of November 16, 2006.

We have filed the first amendment to the Registration Statement today; amendment number 1 to the Quarterly report on Form 10-QSB for the Fiscal Quarter Ended September 30, 2006 was filed on December 1, 2006.

Thank you, again, for the time spent by Kurt Murao. Please share this document with him.

I look forward to discussing this response with your staff and finalizing the Registration Statement and reports.

Registration Statement on Form SB-2

  1.  The updated financial statements have been included.

Prospectus Cover Page

  2. The deletions have been made and the capitals eliminated. Please note that, although ASCII does not show it, the second from last and the final paragraphs will be bold.

Table of Contents, page 1

  3.  The corrections have been made.

Prospectus Summary, Page 3

  4.  The material has been condensed.

Selling Stockholders, page 4

  5.  It has been moved further back.

  6.  Footnotes have been added providing the requested information.

  7.  Footnotes have been added providing the requested information.

  8. We have reviewed the circumstances of the purchases of the shares offered by this prospectus. All of them, including anyone who is a registered broker dealer or an affiliate of one, purchased these shares as an investment. The covered persons have assured us in writing that they had no arrangements affecting the resale or distribution of the securities. We believe that no one included among the sellers is acting as an underwriter.

Undertakings, page II-10

  9.  The additional undertaking has been added.

Exhibits

  10. The opinion has been filed with this amendment.

From 10-KSB for the Fiscal Year Ended December 31, 2005

Controls and Procedures, page 26

  11. In future annual filings we will disclose the effectiveness conclusion of our principal executive officer and principal financial officer based on their evaluation as of the end of the period covered by the report.

  12. In future annual filings we will disclose that our disclosure controls and procedures are effective to ensure that information required to be disclosed by us in our periodic reports is recorded, processed, summarized and reported within the time periods specified in your rules and forms and to ensure that information required to be disclosed by us in our periodic reports is accumulated and communicated to our management, including our chief executive and financial officers as appropriate to allow timely decisions regarding disclosure.

  13. No changes in our internal controls were made during the fourth quarter of 2005.

Forms 10-qsb FOR Fiscal Quarters Ended Marcch 31, 2006, June 30, 2006, and September 30, 2006

  14. In future quarterly filings we will disclose (1) that the effectiveness conclusion of our principal executive officer and principal financial officer based on their evaluation as of the end of the period covered by that report, (2) that our disclosure controls and procedures are effective to ensure that information required to be disclosed by us in our periodic reports is recorded, processed, summarized and reported within the time periods specified in your rules and forms and to ensure that information required to be disclosed by us in our periodic reports is accumulated and communicated to our management, including our chief executive and financial officers as appropriate to allow timely decisions regarding disclosure, and (3) any changes in our internal controls during that quarter that have materially effected, or are reasonably likely to materially affect, our internal control over financial reporting.

Controls and Proceedures

  15. We confirm that, in the future, we will disclose that our chief financial officer has evaluated our disclosure controls and procedures as of the end of the period covered by the report.

  16. We confirm that, in the future, we will disclose that our disclosure controls and procedures are designed to provide reasonable assurance that the controls and procedures will meet their objectives.

Exhibits 31.1 and 31.2

  17. We confirm that, in future filings, our 302 certifications will use the exact language of Item 601(b)(31).

  18. We confirm that, in future filings, we will not include the certifying officer's title in either 302 certification.

Form 10-QSB for the Fiscal quarter Ended September 30, 2006

Exhibits 31.1, 31.2, 32.1, and 32,1

  19. The report was refilled on December 1, 2006.

Thank you for your attention to these matters. Our General Counsel, Mark Siegel, will call you do determine the next steps.

                                             Respectfully submitted,

                                             NuVim, Inc.


                                             By:  /s/ Richard P. Kundrat
                                                  ------------------------------
                                                  Richard P. Kundrat, Chairman &
                                                  Chief Executive Officer

Copies should be provided to:
Kurt Murao

MAS/dt